Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	5.05864%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,059,596.45

Principal:
Principal Collections	$21,131,034.63
Prepayments in Full	$9,954,755.09
Liquidation Proceeds	$507,331.08
Recoveries	$48,424.66
Sub Total	$31,641,545.46
Collections	$34,701,141.91

Purchase Amounts:
Purchase Amounts Related to Principal	$87,665.06
Purchase Amounts Related to Interest	$592.84
Sub Total	$88,257.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,789,399.81

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	24
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,789,399.81
Servicing Fee	$612,361.46	$612,361.46	$0.00	$0.00	$34,177,038.35
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,177,038.35
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$34,177,038.35
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$34,177,038.35
Interest - Class A-3 Notes	$1,799,334.42	$1,799,334.42	$0.00	$0.00	$32,377,703.93
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$32,012,903.93
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,012,903.93
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$31,812,934.68
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,812,934.68
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$31,667,792.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,667,792.10
Regular Principal Payment	$28,723,225.44	$28,723,225.44	$0.00	$0.00	$2,944,566.66
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,944,566.66
Residual Released to Depositor	$0.00	$2,944,566.66	$0.00	$0.00	$0.00
Total		$34,789,399.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,723,225.44
Total					$28,723,225.44

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,723,225.44	$56.32	$1,799,334.42	$3.53	$30,522,559.86	$59.85
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$28,723,225.44	$18.19	$2,509,246.25	$1.59	$31,232,471.69	$19.78

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$464,344,367.54	0.9104792	$435,621,142.10	0.8541591
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$639,284,367.54	0.4048820	$610,561,142.10	0.3866905

Pool Information
Weighted Average APR	5.123%	5.150%
Weighted Average Remaining Term	39.98	39.23
Number of Receivables Outstanding	29,595	28,910
Pool Balance	$734,833,753.22	$702,655,017.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$677,938,460.21	$648,732,553.73
Pool Factor	0.4242279	0.4056508

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$53,922,463.74
Targeted Overcollateralization Amount	$92,093,875.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$92,093,875.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		81	$497,949.89
(Recoveries)		65	$48,424.66
Net Loss for Current Collection Period			$449,525.23
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7341%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7377%
Second Prior Collection Period			0.8712%
Prior Collection Period			0.7396%
Current Collection Period			0.7505%
Four Month Average (Current and Prior Three Collection Periods)			0.7748%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,805	$10,793,091.71
(Cumulative Recoveries)			$1,347,700.48
Cumulative Net Loss for All Collection Periods			$9,445,391.23
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5453%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,979.55
Average Net Loss for Receivables that have experienced a Realized Loss			$5,232.90

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.21%	246	$8,506,441.86
61-90 Days Delinquent	0.17%	31	$1,199,740.17
91-120 Days Delinquent	0.04%	9	$270,161.24
Over 120 Days Delinquent	0.10%	17	$673,850.92
Total Delinquent Receivables	1.52%	303	$10,650,194.19

Repossession Inventory:
Repossessed in the Current Collection Period		24	$999,140.94
Total Repossessed Inventory		41	$1,723,320.81

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2537%
Prior Collection Period			0.2399%
Current Collection Period			0.1972%
Three Month Average			0.2303%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3051%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	24

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	86	$3,235,365.93
2 Months Extended	127	$4,694,273.17
3+ Months Extended	32	$835,488.36

Total Receivables Extended	245	$8,765,127.46
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer